Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 123,789	$ 93,344	$ 670,522
Prepaid expenses and other assets	3,333	175,023	324,280
Total current assets	127,122	268,367	994,802
Prepaid expenses – non current			175,024
Investments held in Trust Account	26,974,295	205,927,087	202,006,302
TOTAL ASSETS	27,101,417	206,195,454	203,176,128
CURRENT LIABILITIES
Accounts payable	946,600	458,776	113,695
Due to affiliate	437,693	347,693	227,693
Total current liabilities	4,016,241	1,806,469	341,388
Derivative warrant liabilities	540,000	540,000	8,992,000
Deferred underwriting fee payable	9,000,000	9,000,000	9,000,000
Total liabilities	13,556,241	11,346,469	18,333,388
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital
Accumulated deficit	(13,429,619)	(11,078,602)	(17,164,062)
Total Shareholders’ Deficit	(13,429,119)	(11,078,102)	(17,163,562)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	27,101,417	206,195,454	203,176,128
Class A Ordinary Shares
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption	26,974,295	205,927,087	202,006,302
SHAREHOLDERS’ DEFICIT
Ordinary shares, value
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	500	500	500
Related Party
CURRENT LIABILITIES
Note Payable – related party	$ 2,631,948	$ 1,000,000